DBX ETF Trust | 1
Schedule of Investments
Xtrackers Semiconductor Select Equity ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Electronic Components — 0.8%
Kyocera Corp.
(Cost $65,965)
5,084 68,456
Electronic Manufacturing
Services — 3.1%
Fabrinet *
136 45,055
TE Connectivity PLC
1,122 231,693
(Cost $250,870)
276,748
Industrial Machinery &
Supplies — 0.4%
VAT Group AG, 144A
(Cost $40,830)
102 33,368
Lasers-Syst/Components
— 0.5%
Coherent Corp. *
(Cost $51,339)
480 43,426
Semiconductor Materials &
Equipment — 27.0%
Advantest Corp.
2,763 219,704
Applied Materials, Inc.
2,061 331,326
ASM International NV
174 83,646
ASML Holding NV
506 377,041
BE Semiconductor Industries NV
271 36,510
Disco Corp.
312 87,868
Entegris, Inc.
572 47,899
KLA Corp.
436 380,192
Lam Research Corp.
4,035 404,105
Lasertec Corp.
274 29,215
MKS, Inc.
236 24,388
Nova Ltd. *
112 30,206
SCREEN Holdings Co. Ltd.
292 22,632
Teradyne, Inc.
608 71,890
Tokyo Electron Ltd.
1,780 250,528
(Cost $2,014,456)
2,397,150
Semiconductors — 67.7%
Advanced Micro Devices, Inc. *
2,911 473,416
Alchip Technologies Ltd.
286 37,938
Analog Devices, Inc.
1,660 417,175
ASE Technology Holding Co. Ltd.
14,242 70,349
Broadcom, Inc.
1,449 430,918
Credo Technology Group
Holding Ltd. *
548 67,434
First Solar, Inc. *
385 75,148
Infineon Technologies AG
4,940 202,148
Intel Corp. *
16,537 402,676
Lattice Semiconductor Corp. *
517 34,319
Marvell Technology, Inc.
3,257 204,751
MediaTek, Inc.
5,557 249,042
Microchip Technology, Inc.
2,004 130,260
Micron Technology, Inc.
3,295 392,138
Number
of Shares Value $
Monolithic Power Systems, Inc.
175 146,258
Novatek Microelectronics Corp.
2,064 29,371
NVIDIA Corp.
2,474 430,921
NXP Semiconductors NV
958 224,986
ON Semiconductor Corp. *
1,580 78,352
Qorvo, Inc. *
351 31,836
QUALCOMM, Inc.
2,528 406,326
Rambus, Inc. *
405 29,877
Realtek Semiconductor Corp.
1,695 29,609
Renesas Electronics Corp.
6,300 75,819
SK Hynix, Inc.
1,972 381,563
Skyworks Solutions, Inc.
569 42,641
STMicroelectronics NV
104 2,830
STMicroelectronics NV, Class Y
2,369 63,939
Taiwan Semiconductor
Manufacturing Co. Ltd.
10,756 408,151
Texas Instruments, Inc.
1,862 377,018
United Microelectronics Corp.
43,808 58,039
(Cost $4,588,060)
6,005,248
TOTAL COMMON STOCKS
(Cost $7,011,520)
8,824,396
EXCHANGE-TRADED FUNDS
— 0.5%
Invesco PHLX Semiconductor
ETF
(Cost $30,773)
840 37,514
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.25% (a)
(Cost $4,069)
4,069 4,069
TOTAL INVESTMENTS
— 100.0%
(Cost $7,046,362)
8,865,979
Other assets and liabilities,
net — 0.0%
4,122
NET ASSETS — 100.0%
8,870,101

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Semiconductor Select Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
CHPS-PH1
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.24% (a)(b)
— — — — — 4 — — —
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.25% (a)
1,387 94,558 (91,876) — — 48 — 4,069 4,069
1,387 94,558 (91,876) — — 52 — 4,069 4,069
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 8,824,396 $ — $ — $ 8,824,396
Exchange-Traded Funds
37,514 — — 37,514
Short-Term Investments (a)
4,069 — — 4,069
TOTAL
$ 8,865,979 $ — $ — $ 8,865,979
(a)
See Schedule of Investments for additional detailed categorizations.